ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 8 - ACCRUED LIABILITIES

	As of December 31,
	2023	2022

Employee-related liabilities	$725	$1,372
Other current liabilities	302	298
	$1,027	$1,670

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)